Merger with Navig8 Product Tankers Inc - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Sep. 01, 2017 USD ($) shares vessel $ / shares	Jun. 14, 2017 USD ($) entity vessel shares	May 30, 2017 USD ($) $ / shares shares	May 23, 2017 shares	Jun. 30, 2017 shares	Dec. 31, 2017 USD ($) warrant business_acquisition $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	May 31, 2017 vessel
Disclosure of detailed information about business combination [line items]
Issuance of shares						$ 303,500	$ 0	$ 159,747
Transaction costs relating to Merger						36,114	$ 0	$ 0
NPTI [Member] | Other related parties [member]
Disclosure of detailed information about business combination [line items]
Percentage of revenue due to entity from related party transactions				30.00%
Pool revenue, eliminated on a pro rata basis						$ 100
Common stock [member]
Disclosure of detailed information about business combination [line items]
Common stock, shares issued (in shares) | shares						326,507,544	174,629,755
Number of shares outstanding (in shares) | shares						326,507,544	174,629,755
Common stock [member] | NPTI [Member] | Other related parties [member]
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for revenue from related party transactions | shares				336,963
Series A Redeemable Preferred Shares [Member] | NPTI [Member]
Disclosure of detailed information about business combination [line items]
Issuance of shares							$ 30,000
Number of shares outstanding (in shares) | shares	3,000,000
Redemption price per share (in USD per share) | $ / shares							$ 10.00
Redemption premium multiple							1.20
Fair value of redemption shares	$ 6,600
Redemption liability	39,500
Redemption price	30,000
Accrued and unpaid dividends redeemable shares	2,900
Redemption premium	6,600
NPTI [Member]
Disclosure of detailed information about business combination [line items]
Price per share (in USD per share) | $ / shares						$ 4.02
Liabilities incurred	$ 907,400
Number of business acquisitions | business_acquisition						2
Revenue of acquiree since acquisition date						$ 45,300
Net loss of acquiree since acquisition date						18,700
Revenue of combined entity as if combination occurred at beginning of period						594,500
Net loss of combined entity as if combination occurred at beginning of period						193,400
Transaction costs relating to Merger						$ 36,100
Number of warrants issued as consideration for termination | warrant						2
NPTI [Member] | Advisory and other professional fees
Disclosure of detailed information about business combination [line items]
Transaction costs relating to Merger						$ 16,100
NPTI [Member] | Early termination of existing service agreements costs
Disclosure of detailed information about business combination [line items]
Transaction costs relating to Merger						17,700
Transaction costs relating to Merger, settled						6,000
NPTI [Member] | Other costs
Disclosure of detailed information about business combination [line items]
Transaction costs relating to Merger						$ 2,300
NPTI [Member] | Common stock [member]
Disclosure of detailed information about business combination [line items]
Common stock, shares issued (in shares) | shares			50,000,000
Price per share (in USD per share) | $ / shares			$ 4.00
Issuance of shares			$ 188,700
Number of instruments or interests issued or issuable | shares	54,999,990
NPTI [Member] | Warrant [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | warrant						1,500,000
Exercise price (in USD per warrant) | $ / shares						$ 0.01
NPTI [Member] | Vessels [member]
Disclosure of detailed information about business combination [line items]
Number of vessels intended to acquire | vessel									27
NPTI [Member] | Vessels [member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel									12
NPTI [Member] | Vessels [member] | LR2 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel									15
NPTI Vessel Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 42,200
Number of entities acquired | entity		4
NPTI Vessel Acquisition [Member] | Common stock [member]
Disclosure of detailed information about business combination [line items]
Shares issued upon exercise of warrants (in shares) | shares		222,224			222,224
NPTI Vessel Acquisition [Member] | Vessels [member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel		4
NPTI September Closing [Member] | Common stock [member]
Disclosure of detailed information about business combination [line items]
Number of shares per one share issued | shares	1.176
Number of instruments or interests issued or issuable | shares	54,999,990
Shares issued upon exercise of warrants (in shares) | shares	1,277,776
NPTI September Closing [Member] | Warrant [Member]
Disclosure of detailed information about business combination [line items]
Exercise price (in USD per warrant) | $ / shares	$ 0.01
NPTI September Closing [Member] | Vessels [member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	23
NPTI September Closing [Member] | Vessels [member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	8
NPTI September Closing [Member] | Vessels [member] | LR2 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	15